Impact of COVID- 19	12 Months Ended
Mar. 31, 2022
Impact of Covid Nineteen [Abstract]
Impact of COVID-19
60.
Impact of COVID-19

Due to outbreak of COVID-19 in India and globally, the Group has continued its assessment of likely impact on economic environment in general and financial risks on account of COVID-19. Considering the fact that the disruptions caused by COVID-19 are significantly reduced and that the business of Group is an essential service as emphasized by the Ministry of Home Affairs and Ministry of Power, Government of India, the management does not see any material risks to its operations or financial statements on account of COVID-19.